Derivative Liabilities	9 Months Ended
Sep. 30, 2024
Derivative Liabilities
Derivative Liabilities

Note 9 – Derivative Liabilities

The fair value of the derivative liabilities are determined using the binomial option pricing model which values the liability on the stock price at the grant date, the estimate volatility of the stock, the risk-free interest rate over the expected term, and certain estimates and probabilities of different outcomes. Changes in the fair value of the derivative is recorded in the income statement in other income and expense on a quarterly basis.

Derivative liability – conversion option

In August 2024 and in conjunction with the issuance of the August Notes as discussed in Note 8 – Convertible Note, the Company recorded a derivative liability related to the optional conversion feature (“Conversion Derivative”) in accordance with ASC 815 as it is not clearly and closely related to the host contract and the embedded debt conversion feature meets the definition of a liability due to a potential variable amount of shares that may be issued upon conversion. The initial fair value on August 21, 2024 for the Conversion Derivative was $347,947. The Conversion Derivative fair value as of September 30, 2024 was $311,048 and the Company recorded a change in fair value of derivative liabilities of $36,899 during the three months ended September 30, 2024.

Warrant Liability

In August 2024 and in conjunction with the issuance of the August Notes as discussed in Note 8 – Convertible Note, the Company issued warrants that include specific provisions and obligations including a fundamental transaction provision that may require a cash payment to the holder upon a triggering event, that in accordance with ASC 815, require the warrants to be classified as a liability. The initial fair value on August 21, 2024 for the Warrant Liability was $315,303 and as of September 30, 2024 the fair value is $308,964 and the Company recorded a change in fair value of derivative liabilities of $6,340 for the three months ended September 30, 2024.